Intangible Assets - Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Intangible Assets [Line Items]
Finite lived intangible assets, useful life	3 years
Weighted-average life of identifiable intangible assets	3 years
Amortization expense of intangible assets	$ 106	$ 236	$ 1,200
Impairment loss on intangible assets	$ 57	5	115
Capitalized software development cost
Intangible Assets [Line Items]
Finite lived intangible assets, useful life	3 years
Amortization expense of intangible assets	$ 89	$ 217	$ 494